LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
SCHEDULE OF LEASE EXPENSE

The Company excluded short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense, as follows:

	Nine months ended September 30,
	2025	2024

Operating lease expense (per ASC 842)	$356,463	$319,559
Short-term lease expense (other than ASC 842)	60,656	60,247
Total lease expense	$417,119	$379,806

The Company excluded short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense, as follows:

	Years ended December 31,
	2024	2023

Operating lease expense (per ASC 842)	$435,139	$569,508
Short-term lease expense (other than ASC 842)	73,577	119,990
Total lease expense	$508,716	$689,497

SCHEDULE OF FUTURE LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five years and after, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next five years and after ending September 30:

Periods ended September 30,	Operating lease amount
2026	$300,674
2027	192,526
2028	116,370
2029	116,370
2030	116,370
after	101,668
Total	943,978
Less: interest	(104,624)
Present value of lease liabilities	$839,354
Less: non-current portion	(574,505)
Present value of lease liabilities – current liability	$264,849

The below table summarizes our (i) minimum lease payments over the next three years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Years ended December 31,	Operating lease amount
2025	$392,520
2026	239,507
2027	172,119
Total	804,146
Less: interest	(50,771)
Present value of lease liabilities	$753,375
Less: non-current portion	(392,754)
Present value of lease liabilities – current liability	$360,621